PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

As of March 31, 2025 (unaudited), and September 30, 2024, Property, plant and equipment, net consisted of the following:

	2025	2024
Office equipment	$10,063	$11,242
Less: accumulated depreciation	5,225	10,496
Property, plant and equipment, net	$4,838	$746

As of September 30, 2024, and 2023, property, plant and equipment, net consisted of the following:

	2024	2023
Office equipment	$11,242	$10,972
Less: accumulated depreciation	(10,496)	(8,143)
Property, plant and equipment, net	$746	$2,829